Cover	Jan. 23, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jan. 23, 2024
Entity File Number	001-39338
Entity Registrant Name	NUZEE, INC.
Entity Central Index Key	0001527613
Entity Tax Identification Number	38-3849791
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2865 Scott St. Suite 107
Entity Address, City or Town	Vista
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92081
City Area Code	(760)
Local Phone Number	295-2408
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	NUZE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false